SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

13. SHARE CAPITAL

(a) Common shares

Authorized

The Company is authorized to issue an unlimited number of voting common shares.

Issued and outstanding

The following table summarizes common shares issued and outstanding as at December 31, 2022:

	Number of shares (000's)	Amount (Cdn$ thousands)
Balance, December 31, 2020	391,038	583,483
Long term retention program	-	527
Exercise of restricted share units	110	265
Balance, December 31, 2021	391,148	584,275
Exercise of restricted share units	1,413	1,457
Balance, December 31, 2022	392,561	585,732

(b) Preferred shares

Authorized

(i) Series I preferred shares

The Company is authorized to issue one non-voting Series I preferred share.

The Series I preferred share is issued to provide the holder with the right to elect a director of the Company. The Series I preferred share does not carry any dividend or liquidation rights and is redeemable at the option of the Company at a price of $1.00 if the holder owns less than 5% of the outstanding common shares of the Company (including all Series II preferred shares calculated on an as-converted basis).

(ii) Series II preferred shares

The Company is authorized to issue an unlimited number of Series II preferred shares, which have voting rights on an 'as converted' basis. The Series II preferred shares have preferential rights over the common shares with respect to the distribution of any assets on dissolution, liquidation, or winding-up. If dividends are paid to common shareholders, the Series II preferred shares receive a pari-passu number of dividends as if they had been converted to common shares.

The Series II preferred shares are convertible, at the option of the holder, into common shares of the Company initially at a rate of 1.13208 common share per Series II preferred share, subject to certain adjustments. In the event of a sale of the preferred shares by the holder or a liquidity event or an initial public offering, the Series II preferred shares are automatically converted into common shares.

(iii) Series III preferred shares

The Company is authorized to issue an unlimited number of Series III preferred shares, which have voting rights on an 'as converted' basis. The Series III preferred shares have preferential rights over the common shares and Series II preferred shares with respect to the payment of dividends and the distribution of any assets on dissolution, liquidation or winding-up. If dividends are paid to common shareholders, the Series III preferred shares receive a pari-passu number of dividends as if they had been converted to common shares.

Holders of the Series III preferred shares will be entitled to receive a dividend accruing at a rate of 10% per annum, compounded quarterly for the first two years following the date of issuance. HHR issued 40.0 million Series III preferred shares on June 30, 2015, and an additional 48.9 million Series III preferred shares on December 10, 2015. The dividends are only payable if and when declared by the Board of Directors, and any dividends declared can be settled through the issuance of cash or additional Series III shares, at the Company's option.

The Series III preferred shares plus any accrued share-based dividends are convertible, at the option of the holder, at any time including, without limitation, in connection with a liquidity event or an initial public offering. The conversion price per share is $2.25 plus the amount of all unpaid dividends that have accrued and been compounded thereon, divided by $2.25.

The Series III preferred shares plus any accrued share-based dividends may be purchased by the Company, at the option of the Company, in the event of an initial public offering, and any time after the second anniversary of the issue date at a price equal to the greater of: (i) the accreted value of the Series III preferred shares, plus all unpaid dividends that had accrued on such shares; and (ii) the fair market value if such shares were converted to common shares immediately prior to the purchase date.

(iv) Series IV preferred shares

The Company is authorized to issue one non-voting Series IV preferred share.

The Series IV preferred share is issued to provide the holder with the right to elect a director of the Company. The Series IV preferred share does not carry any dividend or liquidation rights and is redeemable at the option of the Company at a price of $nil if the holder owns less than 5% of the outstanding common shares of the Company (including the Series II preferred shares and Series III preferred shares calculated on an as-converted basis, and assuming exercise or conversion of all then outstanding warrants, convertible equity or other equity-linked securities into common shares at their then applicable exercise or conversion prices).

(v) Series V preferred shares

On August 27, 2017, all of the issued and outstanding Series V preferred shares were automatically converted to common shares at a conversion rate of approximately 1.2 common shares per preferred share, in accordance with the Series V preferred share terms. As of December 31, 2022 and 2021 there were no Series V preferred shares outstanding.

(vi) Series VI preferred shares

The Company is authorized to issue one non-voting Series VI preferred share.

The Series VI preferred share is issued to provide the holder with the right to elect a director of the Company. The Series VI preferred share does not carry any dividend or liquidation rights and upon notice from the Company will be surrendered to the Company for consideration of $1.00 if the holder owns less than 5% of the outstanding common shares of the Company (including the Series II preferred shares and Series III preferred shares calculated on an as-converted basis and assuming exercise or conversion of all then outstanding warrants, convertible equity or other equity-linked securities into common shares at their then applicable exercise or conversion prices).

(vii) Series VII preferred shares

The Company is authorized to issue an unlimited number of Series VII preferred shares, which have voting rights on an 'as converted' basis. Series VII preferred shares have preferential rights over all other shares of the Company with respect to the distribution of any assets on dissolution, liquidation, or winding-up. If dividends are paid to common shareholders, the Series VII preferred shares receive a pari-passu number of dividends as if they had been converted to common shares.

Holders of the Series VII preferred shares will be entitled to receive a dividend accruing at a rate of 15% per annum, compounded quarterly for the first five years following the date of issuance. HHR issued 33.3 million Series VII preferred shares on November 6, 2018. The dividends are only payable if and when declared by the Board of Directors, and while the 2020 Senior Notes are outstanding, are only payable with the issuance of additional Series VII shares (i.e. non-cash dividend or payment-in-kind dividend). After the 2020 Senior Notes have matured, any dividends declared can be settled with shares or cash, at the Company's option.

The Series VII preferred shares plus any accrued share-based dividends are convertible to common shares at the option of the holder, at any time including, without limitation, in connection with a liquidity event. The number of shares is determined by using the following formula: (a) the sum of the issue price of the Series VII preferred share (as increased for any compounded dividend not paid in cash) plus all accrued and unpaid dividends on such Series VII preferred share at such time, divided by (b) the issue price of such Series VII preferred share.

In the event of an initial public offering the shares are automatically converted to common shares. The conversion ratio is based on a required return, which varies based on the time passed since issuance. The number of common shares issued as a result of an initial public offering conversion may not exceed the maximum amount of common shares issuable assuming the dividends accrued and compounded for 5 years after the share issue date. The number of common shares issued as a result of an initial public offering must be at least as many as would have been obtained assuming the dividends accrued and compounded throughout the period from the issue date to the date of the initial public offering. The Series VII preferred shares can be repurchased at the Company's option, at any time, subject to a minimum purchase amount. The purchase price is based on a required return, which varies based on the time passed since issuance.

(viii) Series VIII preferred shares

The Company is authorized to issue one non-voting Series VIII preferred share.

The Series VIII preferred share is issued to provide the holder with the right to elect two directors of the Company. The Series VIII preferred share does not carry any dividend or liquidation rights and upon notice from the Company will be surrendered to the Company for cancellation for consideration of $3.00 if the holder owns less than 20% of the outstanding common shares of the Company (including the Series II preferred shares, Series III preferred shares and Series VII preferred shares calculated on an as-converted basis, and assuming exercise or conversion of all of the then outstanding warrants, convertible equity or other equity-linked securities into common shares at their then applicable exercise or conversion prices).

(ix) Series IX preferred shares

The Company is authorized to issue an unlimited number of Series IX preferred shares, which have voting rights on an 'as converted' basis. The Series IX preferred shares have preferential rights over the common shares and all other preferred shares with respect to the distribution of any assets on dissolution, liquidation or winding-up. If dividends are paid to common shareholders, the Series IX preferred shares receive a pari-passu number of dividends as if they had been converted to common shares.

The Series IX preferred shares are convertible, at the option of the holder, into common shares of the Company initially at a rate of one common share per Series IX preferred share. In the event of an initial public offering, the Series IX preferred shares are automatically converted into common shares.

Upon the close of the business combination agreement with DCRD on February 23, 2023, the outstanding preferred shares were converted to common shares of Hammerhead Energy Inc.

Issued and outstanding

The following table summarizes preferred shares issued and outstanding:

	Number of shares (000's)	Amount (Cdn$ thousands)
Series I preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series II preferred shares
Balance, December 31, 2022 and 2021	100,952	185,093

Series III preferred shares
Balance, December 31, 2022 and 2021	88,889	198,945

Series IV preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series VI preferred shares
Balance, December 31, 2022 and 2021	one share	one dollar

Series VII preferred shares
Balance, December 31, 2022 and 2021	33,333	95,539

Series VIII preferred shares
Balance, December 31, 2022 and 2021	one share	three dollars

Series IX preferred shares
Balance, December 31, 2020	207,700	91,577
Issued in private placement, net of share issue costs (note 12)	70,000	34,977
Balance, December 31, 2022 and 2021	277,700	126,554

Balance, December 31, 2022 and 2021	500,874	606,131

(c) Per share amounts

The Company uses the treasury stock method to determine the dilutive effect of stock options, restricted share units ("RSUs"), warrants and convertible preferred shares. Under this method, only "in-the-money" dilutive instruments impact the calculation of diluted profit (loss) per common share.

The following table outlines the adjustments made to net profit (loss), in computing the basic and diluted net profit (loss) per common share for the years ended December 31, 2022 and 2021:

For the years ended
(Cdn$ thousands)	December 31, 2022	December 31, 2021	December 31, 2020

Basic
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Net profit (loss) attributable to ordinary equity holders - basic	199,865	(93,601)	34,566

Diluted
Net profit (loss)	225,100	(71,821)	53,410
Effect of Series VII cumulative preferred share dividends	(25,235)	(21,780)	(18,844)
Effect of 2020 warrant revaluation	-	-	103
Net profit (loss) attributable to ordinary equity holders - diluted	199,865	(93,601)	34,669

In computing the diluted profit per common share for the year ended December 31, 2022, the Company excluded the effect of 0.1 million RSUs, 6.0 million warrants and 61.4 million convertible preferred shares as they were anti-dilutive. In computing the diluted loss per common share for the year ended December 31, 2021, the Company excluded the effect of all share options, RSUs, warrants and convertible preferred shares as they were anti-dilutive. In computing the diluted profit per common share for the year ended December 31, 2020, the Company excluded the effect of 1.7 million RSUs, 6.0 million warrants and 45.8 million convertible preferred shares as they were anti-dilutive.

The following table outlines the weighted average number of common shares outstanding used in the calculation of basic and diluted net (profit) loss per common share:

For the years ended
Number of shares (000's)	December 31, 2022	December 31, 2021	December 31, 2020
Weighted average common shares outstanding, basic	391,803	391,106	391,052
Effect of convertible preferred shares	500,324	-	305,460
Effect of share options and RSUs	69,624	-	18,317
Effect of common share purchase warrants	-	-	13,746
Weighted average common shares outstanding, diluted	961,751	391,106	728,575